PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule Of Property And Equipment
December 31, 2021
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Amount	Weighted Average Useful Life (Years)

Property and equipment:
Office equipment	$150,915	$(23,353)	$127,562	3
Leasehold improvement	267,791	-	267,791	5
Property and equipment, net	$418,706	$(23,353)	$395,353